UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDaniel Terry
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 11, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $148,445

List of Other Included Managers:             NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      934    16742 SH       SOLE                                      16742
Abbott Labs                    COM              002824100     1802    39707 SH       SOLE                                      39707
Air Express International      COM              009104100     1657    65290 SH       SOLE                                      65290
Albertsons Inc.                COM              013104104     1227    23795 SH       SOLE                                      23795
American International Group   COM              026874107     4710    40167 SH       SOLE                                      40167
Ameritech                      COM              030954101     1928    26227 SH       SOLE                                      26227
Atlantic Richfield             COM              048825103      295     3526 SH       SOLE                                       3526
Automatic Data Processing      COM              053015103     3271    74339 SH       SOLE                                      74339
BP Amoco                       COM              055622104     2226    20513 SH       SOLE                                      20513
Bell Atlantic                  COM              077853109     1039    15898 SH       SOLE                                      15898
Bell South                     COM              079860102      770    16700 SH       SOLE                                      16700
Bestfoods                      COM              08658u101     2088    42175 SH       SOLE                                      42175
Bristol Myers Squibb           COM              110122108     2573    36527 SH       SOLE                                      36527
Canon Inc. ADR                 COM              138006309     2151    73870 SH       SOLE                                      73870
Chevron Corp.                  COM              166751107      219     2300 SH       SOLE                                       2300
Coca-Cola                      COM              191216100     4591    74051 SH       SOLE                                      74051
Compass Bancshares Inc.        COM              20449H109    15256   559836 SH       SOLE                                     559836
Dell Computer                  COM              247025109     2702    73025 SH       SOLE                                      73025
Donaldson Co.                  COM              257651109     2834   115668 SH       SOLE                                     115668
Dover Corp.                    COM              260003108     2786    79600 SH       SOLE                                      79600
Emerson Electric               COM              291011104     3164    50273 SH       SOLE                                      50273
Exxon                          COM              302290101     3880    50310 SH       SOLE                                      50310
General Electric               COM              369604103     1139    10080 SH       SOLE                                      10080
H J Heinz Co.                  COM              423074103     1938    38669 SH       SOLE                                      38669
Halliburton Co.                COM              406216101      224     4944 SH       SOLE                                       4944
Hershey Foods                  COM              427866108     1834    30895 SH       SOLE                                      30895
Illinois Tool Works            COM              452308109     4312    52743 SH       SOLE                                      52743
International Flavors & Fragra COM              459506101     1614    36675 SH       SOLE                                      36675
Johnson & Johnson              COM              478160104     4333    44214 SH       SOLE                                      44214
Lucent Technologies            COM              549463107     2389    35418 SH       SOLE                                      35418
Media One Group                COM              58440J104      320     4296 SH       SOLE                                       4296
Merck                          COM              589331107     4177    56732 SH       SOLE                                      56732
Microsoft Corp                 COM              594918104     9975   110605 SH       SOLE                                     110605
Mobil Oil                      COM              607059102      336     3400 SH       SOLE                                       3400
Molex Inc.                     COM              608554101     2505    67702 SH       SOLE                                      67702
Nalco Chemical                 COM              629853102     2295    44234 SH       SOLE                                      44234
Nordson Corp.                  COM              655663102     2068    33760 SH       SOLE                                      33760
Pioneer Hi-Bred                COM              723686101     3075    78975 SH       SOLE                                      78975
Proctor & Gamble               COM              742718109     3481    39005 SH       SOLE                                      39005
R.R. Donnelley                 COM              257867101     1598    43120 SH       SOLE                                      43120
Reuters Group PLC              COM              76132m102     2129    26269 SH       SOLE                                      26269
Royal Dutch                    COM              780257804     3524    58491 SH       SOLE                                      58491
SBC Communications             COM              78387G103     3134    54035 SH       SOLE                                      54035
San Juan Basin Royalty Trust   COM              798241105     5009   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     5783   110155 SH       SOLE                                     110155
Schlumberger Ltd               COM              806857108     2629    41284 SH       SOLE                                      41284
Sigma-Aldrich                  COM              826552101     2138    62085 SH       SOLE                                      62085
Sysco Corp.                    COM              871829107     1730    58030 SH       SOLE                                      58030
Telefonica de Espana           COM              879382208      792     5380 SH       SOLE                                       5380
U.S. West Communications       COM              91273h101      259     4412 SH       SOLE                                       4412
Unilever N.V.                  COM              904784709     2313    33163 SH       SOLE                                      33163
Viragen                        COM              927638106      300   400000 SH       SOLE                                     400000
Vodafone Airtouch              COM                             965     4898 SH       SOLE                                       4898
W.W. Grainger                  COM              384802104     2787    51785 SH       SOLE                                      51785
Wal-Mart Stores                COM              931142103      207     4300 SH       SOLE                                       4300
Weyerhaeuser                   COM              962166104     1667    24245 SH       SOLE                                      24245
Willamette                     COM              969133107     2064    44810 SH       SOLE                                      44810
Worthington Industries         COM              981811102     1301    79175 SH       SOLE                                      79175